REVENUE RECOGNITION - Narrative (Details)	12 Months Ended
	Jan. 31, 2023 USD ($) customer	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Capitalized contract cost, impairment loss	$ 0
Amount reclassified to accounts receivable from contract asset	16,300,000	$ 13,000,000
Contract assets recognized in current period	10,300,000	19,100,000
Contract assets, net	2,100,000
Accounts receivable, net	113,201,000	179,198,000
Current period revenue recognized from beginning balance of contract liabilities	$ 61,300,000	107,200,000
Governments outside the United States
Disaggregation of Revenue [Line Items]
Number of customers outside the United States | customer	2
Accounts receivable, net	$ 54,200,000	80,100,000
Sales Commission
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	9,700,000	8,300,000
Capitalized contract cost, amortization	13,300,000	24,400,000	$ 23,800,000
Sales Commission | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	7,400,000	6,400,000
Sales Commission | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,300,000	1,900,000
Costs to Fulfill
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,500,000	3,600,000
Capitalized contract cost, amortization	3,900,000	7,800,000	$ 13,500,000
Costs to Fulfill | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,400,000	3,100,000
Costs to Fulfill | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	$ 100,000	$ 500,000
Minimum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	1 year
Maximum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	3 years